Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2021	December 31, 2020

Computer and office equipment	$32,463	$27,307
Less accumulated depreciation	(26,590)	(18,804)
Computer and office equipment, net	$5,873	$8,503